UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       7284 West Palmetto Park Road, Suite 301
               Boca Raton, FL 33433

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         561-391-7770

Signature, Place, and Date of Signing:

/s/ Joseph Edelman                 New York, NY               11/13/06
--------------------              --------------              ----------
   [Signature]                     [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                               TITLE OF           CUSIP     VALUE     SHRS OR     SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS             NUMBER   (x1000)   PRN AMOUNT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------------------------------------------------------------------------- -------------------------------------------
ACADIA PHARMACEUTICALS INC     COM              004225108  8,675     1,004,069    SH        SOLE        N/A   1,004,069
ACORDA THERAPEUTICS INC        COM              00484M106  2,252     246,145      SH        SOLE        N/A   246,145
ADOLOR CORP                    COM              00724X102  3,603     259,800     CALL       SOLE        N/A   259,800
ADOLOR CORP                    COM              00724X102  6,075     438,025      SH        SOLE        N/A   438,025
ADVANCED MAGNETICS INC         COM              00753P103  14,423    422,963      SH        SOLE        N/A   422,963
ALEXION PHARMACEUTICALS INC    COM              015351109  2,260     66,500       SH        SOLE        N/A   66,500
AMGEN INC                      COM              031162100  29,184    408,000      SH        SOLE        N/A   408,000
ANDRX CORP DEL                 ANDRX GROUP      034553107  15,123    619,030      SH        SOLE        N/A   619,030
ANTIGENICS INC DEL             COM              037032109  147       95,000      CALL       SOLE        N/A   95,000
APPLERA CORP                   COM CE GEN GRP   038020202  661       47,500       SH        SOLE        N/A   47,500
ARRAY BIOPHARMA INC            COM              04269X105  971       114,000      SH        SOLE        N/A   114,000
ATHEROGENICS INC               COM              047439104  2,002     152,000     PUT        SOLE        N/A   152,000
ATHEROGENICS INC               COM              047439104  6,651     505,000     CALL       SOLE        N/A   505,000
ATS MED INC                    COM              002083103  3,895     1,650,547    SH        SOLE        N/A   1,650,547
AVANIR PHARMACEUTICALS         CL A NEW         05348P401  657       95,000      CALL       SOLE        N/A   95,000
AVANIR PHARMACEUTICALS         CL A NEW         05348P401  10,644    1,538,100   PUT        SOLE        N/A   1,538,100
AVANIR PHARMACEUTICALS         CL A NEW         05348P401  173       25,000       SH        SOLE        N/A   25,000
BARD C R INC                   COM              067383109  10,050    134,000      SH        SOLE        N/A   134,000
BIOCRYST PHARMACEUTICALS       COM              09058V103  1,273     102,100      SH        SOLE        N/A   102,100
BIODELIVERY SCIENCES INTL IN   COM              09060J106  331       161,639      SH        SOLE        N/A   161,639
BIOENVISION INC                COM              09059N100  4,849     880,082      SH        SOLE        N/A   880,082
BIOGEN IDEC INC                COM              09062X103  849       19,002       SH        SOLE        N/A   19,002
BIOSANTE PHARMACEUTICALS INC   COM NEW          09065V203  91        47,500       SH        SOLE        N/A   47,500
BOSTON SCIENTIFIC CORP         COM              101137107  1,529     103,373      SH        SOLE        N/A   103,373
CELGENE CORP                   COM              151020104  5,348     123,500      SH        SOLE        N/A   123,500
CENTENE CORP DEL               COM              15135B101  740       45,000       SH        SOLE        N/A   45,000
CHELSEA THERAPEUTICS INTL LT   COM              163428105  160       40,000       SH        SOLE        N/A   40,000
CONOR MEDSYSTEMS INC           COM              208264101  424       18,000      PUT        SOLE        N/A   18,000
CONOR MEDSYSTEMS INC           COM              208264101  636       27,000      CALL       SOLE        N/A   27,000
CONOR MEDSYSTEMS INC           COM              208264101  660       28,000       SH        SOLE        N/A   28,000
CONSOLIDATED WATER CO INC      ORD              G23773107  663       27,000       SH        SOLE        N/A   27,000
CURAGEN CORP                   NOTE  4.000% 2/1 23126RAE1  6,130     8,000,000   PRN        SOLE        N/A                8,000,000
CYBERONICS INC                 COM              23251P102  833       47,500       SH        SOLE        N/A   47,500
CYTOGEN CORP                   COM NEW          232824300  1,434     610,132      SH        SOLE        N/A   610,132
CYTOKINETICS INC               COM              23282W100  122       19,000       SH        SOLE        N/A   19,000
DENDREON CORP                  COM              24823Q107  425       95,000      CALL       SOLE        N/A   95,000
DEPOMED INC                    COM              249908104  4,768     1,168,525    SH        SOLE        N/A   1,168,525
DISCOVERY LABORATORIES INC N   COM              254668106  259       121,500      SH        SOLE        N/A   121,500
ENZON PHARMACEUTICALS INC      NOTE  4.500% 7/0 293904AB4  20,012    20,846,000  PRN        SOLE        N/A               20,846,000
GENENTECH INC                  COM NEW          368710406  3,143     38,000       SH        SOLE        N/A   38,000
GENITOPE CORP                  COM              37229P507  416       142,500     CALL       SOLE        N/A   142,500
GENOMIC HEALTH INC             COM              37244C101  6,199     428,695      SH        SOLE        N/A   428,695
GENZYME CORP                   COM              372917104  50,621    750,273      SH        SOLE        N/A   750,273
GILEAD SCIENCES INC            COM              375558103  4,573     66,500       SH        SOLE        N/A   66,500
HEALTH CARE REIT INC           COM              42217K106  2,461     61,500       SH        SOLE        N/A   61,500
HEARUSA INC                    COM NEW          422360305  152       95,000       SH        SOLE        N/A   95,000
HUMAN GENOME SCIENCES INC      COM              444903108  3,711     321,600      SH        SOLE        N/A   321,600
ICOS CORP                      NOTE  2.000% 7/0 449295AB0  7,100     8,268,000   PRN        SOLE        N/A                8,268,000
INDEVUS PHARMACEUTICALS INC    NOTE  6.250% 7/1 454072AB5  35,503    30,280,000  PRN        SOLE        N/A               30,280,000
INDEVUS PHARMACEUTICALS INC    COM              454072109  19,549    3,302,250    SH        SOLE        N/A   3,302,250
INFINITY PHARMACEUTICALS INC   COM              45665G303  614       45,445       SH        SOLE        N/A   45,445
INTRALASE CORP                 COM              461169104  39        2,000        SH        SOLE        N/A   2,000
ISIS PHARMACEUTICALS INC DEL   NOTE  5.500% 5/0 464337AC8  8,939     9,625,000   PRN        SOLE        N/A                9,625,000
ISOLAGEN INC                   NOTE  3.500%11/0 46488NAB9  4,380     6,000,000   PRN        SOLE        N/A                6,000,000
ISOLAGEN INC                   COM              46488N103  66        19,000       SH        SOLE        N/A   19,000
JAVELIN PHARMACEUTICALS INC    COM              471894105  145       47,500       SH        SOLE        N/A   47,500
LABOPHARM INC                  COM              504905100  2,414     425,000      SH        SOLE        N/A   425,000
LIGAND PHARMACEUTICALS INC     CL B             53220K207  2,731     272,000     CALL       SOLE        N/A   272,000
LIGAND PHARMACEUTICALS INC     CL B             53220K207  1,995     198,700     PUT        SOLE        N/A   198,700
LIGAND PHARMACEUTICALS INC     CL B             53220K207  26,852    2,674,457    SH        SOLE        N/A   2,674,457
MCKESSON CORP                  COM              58155Q103  3,005     57,000       SH        SOLE        N/A   57,000
MEDICURE INC                   COM              58469E101  163       103,500      SH        SOLE        N/A   103,500
MEDIVATION INC                 COM              58501N101  121       13,500       SH        SOLE        N/A   13,500
MEDTRONIC INC                  COM              585055106  3,095     66,645       SH        SOLE        N/A   66,645
MERGE TECHNOLOGIES INC         COM              589981109  963       140,000      SH        SOLE        N/A   140,000
MYRIAD GENETICS INC            COM              62855J104  8,489     344,400     CALL       SOLE        N/A   344,400
NEKTAR THERAPEUTICS            COM              640268108  1,369     95,000      CALL       SOLE        N/A   95,000
NEKTAR THERAPEUTICS            COM              640268108  1,369     95,000      PUT        SOLE        N/A   95,000
NEKTAR THERAPEUTICS            COM              640268108  1,107     76,800       SH        SOLE        N/A   76,800
NEOPHARM INC                   COM              640919106  1,843     380,000     CALL       SOLE        N/A   380,000
NEOPHARM INC                   COM              640919106  1,841     379,500     PUT        SOLE        N/A   379,500
NEW RIV PHARMACEUTICALS INC    COM              648468205  1,467     57,000       SH        SOLE        N/A   57,000
NORTHFIELD LABS INC            COM              666135108  13,324    997,500     CALL       SOLE        N/A   997,500
NORTHFIELD LABS INC            COM              666135108  1,766     123,000     PUT        SOLE        N/A   123,000
ONYX PHARMACEUTICALS INC       COM              683399109  1,643     95,000      CALL       SOLE        N/A   95,000
ONYX PHARMACEUTICALS INC       COM              683399109  1,643     95,000      PUT        SOLE        N/A   95,000
OSCIENT PHARMACEUTICALS CORP   NOTE  3.500% 4/1 68812RAB1  1,976     3,000,000   PRN        SOLE        N/A                3,000,000
PANACOS PHARMACEUTICALS INC    COM              69811Q106  707       142,500      SH        SOLE        N/A   142,500
PAR PHARMACEUTICAL COS INC     COM              69888P106  2,253     123,500      SH        SOLE        N/A   123,500
PDL BIOPHARMA INC              COM              69329Y104  2,508     130,625      SH        SOLE        N/A   130,625
PENWEST PHARMACEUTICALS CO     COM              709754105  1,738     104,400     CALL       SOLE        N/A   104,400
PENWEST PHARMACEUTICALS CO     COM              709754105  1,410     84,669       SH        SOLE        N/A   84,669
POZEN INC                      COM              73941U102  14,148    1,100,119    SH        SOLE        N/A   1,100,119
PROGENICS PHARMACEUTICALS IN   COM              743187106  256       10,900      PUT        SOLE        N/A   10,900
PROGENICS PHARMACEUTICALS IN   COM              743187106  20,157    859,198      SH        SOLE        N/A   859,198
PROTEIN DESIGN LABS INC        NOTE  2.750% 8/1 74369LAD5  1,116     1,000,000   PRN        SOLE        N/A                1,000,000
PROTEIN DESIGN LABS INC        NOTE  2.000% 2/1 74369LAF0  3,086     3,000,000   PRN        SOLE        N/A                3,000,000
RENOVIS INC                    COM              759885106  25,753    1,871,600   CALL       SOLE        N/A   1,871,600
RENOVIS INC                    COM              759885106  8,105     589,000     PUT        SOLE        N/A   589,000
SCHERING PLOUGH CORP           PFD CONV MAND    806605606  1,001     18,000       SH        SOLE        N/A   18,000
SEPRACOR INC                   COM              817315104  4,815     99,350       SH        SOLE        N/A   99,350
SONUS PHARMACEUTICALS INC      COM              835692104  852       181,667      SH        SOLE        N/A   181,667
SPDR TR                        UNIT SER 1       78462F103  1,803     13,500      PUT        SOLE        N/A   13,500
SPECTRUM PHARMACEUTICALS INC   COM              84763A108  1,090     208,050      SH        SOLE        N/A   208,050
TAPESTRY PHARMACEUTICALS INC   COM NEW          876031204  39        18,660       SH        SOLE        N/A   18,660
TELIK INC                      COM              87959M109  2,535     142,500     PUT        SOLE        N/A   142,500
TELIK INC                      COM              87959M109  9,092     511,100     CALL       SOLE        N/A   511,100
UNITED THERAPEUTICS CORP DEL   COM              91307C102  489       9,300       PUT        SOLE        N/A   9,300
UNITED THERAPEUTICS CORP DEL   COM              91307C102  17,144    325,800      SH        SOLE        N/A   325,800
UNITEDHEALTH GROUP INC         COM              91324P102  9,643     196,000      SH        SOLE        N/A   196,000
VERTEX PHARMACEUTICALS INC     COM              92532F100  3,197     95,000       SH        SOLE        N/A   95,000
VIROPHARMA INC                 COM              928241108  578       47,500       SH        SOLE        N/A   47,500
VISTACARE INC                  CL A             92839Y109  198       19,000       SH        SOLE        N/A   19,000
XENOPORT INC                   COM              98411C100  2,262     111,040      SH        SOLE        N/A   111,040

                                        104                               531,743




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         104
Form 13F Information Table Value Total:         $531,743
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE